Disclosure of range of exercise prices of outstanding share options (Details)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	5,247,500	4,811,500	5,428,500	5,493,200
Number of share options exercisable in share-based payment arrangement	5,235,000
Granted April 25, 2014 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	1,290,500
Number of share options exercisable in share-based payment arrangement	1,290,500
Exercise price of outstanding share options	$ 1.20
Granted June 26, 2014 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	17,500
Number of share options exercisable in share-based payment arrangement	17,500
Exercise price of outstanding share options	$ 0.88
Granted December 22, 2014 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	60,000
Number of share options exercisable in share-based payment arrangement	60,000
Exercise price of outstanding share options	$ 0.87
Granted June 8, 2015 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	1,167,500
Number of share options exercisable in share-based payment arrangement	1,167,500
Exercise price of outstanding share options	$ 0.66
Granted October 18, 2016 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	1,239,500
Number of share options exercisable in share-based payment arrangement	1,239,500
Exercise price of outstanding share options	$ 1.30
Granted August 28, 2017 [Member]
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	1,472,500
Number of share options exercisable in share-based payment arrangement	1,460,000
Exercise price of outstanding share options	$ 1.20